UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2018

Date of reporting period: 03/31/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Crow Point Alternative Income Fund, a series of the 360 Funds, for the period ended March 31, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Crow Point Alternative Income Fund

Investor Class Shares (Ticker Symbol: AAIFX)

A Series of the
360 Funds

SEMI-ANNUAL REPORT

March 31, 2018

Investment Adviser:

Crow Point Partners, LLC

25 Recreation Drive, Suite 110

Hingham, MA 02043

1-877-327-0757

www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

INVESTMENT HIGHLIGHTS

March 31, 2018 (Unaudited)

The investment objective of the Crow Point Alternative Income Fund (the “Fund”) is to seek above-average total returns over a complete market cycle primarily through capital appreciation and income generation. Crow Point Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund seeks to achieve its investment objective under normal market conditions of providing shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation by allocating assets among credit related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating rate securities. The Fund considers “above-average total returns” to be returns that are uncorrelated to, and greater than, the Fund’s primary benchmark. The Fund may invest in investment grade as well as below investment grade securities (also known as “junk bonds”). The Fund may invest without regard to maturity. The Fund may also invest in equity securities including those of private issuers, debt securities of private issuers, non-publicly traded real estate investments trusts (“REITs”), exchange-traded-notes (ETNs”), exchange-traded funds (“ETFs”), mutual funds and publicly traded and non-publicly traded business development companies (“BDCs”). In regard to investments in equity securities, the Fund may invest without regard to market capitalization.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets
Exchange-Traded Funds	40.47%
Closed-End Funds	20.39%
Bonds & Notes	10.37%
Financials	5.00%
Consumer, Non-cyclical	4.15%
Industrials	2.17%
Technology	0.76%
Communications	0.42%
Consumer, Cyclical	0.41%
Put Options	0.08%
Cash and Cash Equivalents	15.78%
100.00%

The percentages in the above table are based on the portfolio holdings of the Fund as of March 31, 2018 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments and Schedule of Written Options.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCK - 8.08%	Shares	Fair Value

Aerospace & Defense - 1.98%
Lockheed Martin Corp.	240	$81,103
Raytheon Co.	400	86,328
		167,431
Banks - 0.11%
Equity Bancshares, Inc. - Class A *	238	9,320

Biotechnology - 3.09%
Bluebird Bio, Inc. *	46	7,854
BrainStorm Cell Therapeutics, Inc. *	1,005	3,166
Exact Sciences Corp. *	216	8,711
Mainstay Medical International PLC - Ireland * + >	14,286	237,277
Selecta Biosciences, Inc. *	371	3,780
		260,788
Commercial Services - 0.15%
Euronet Worldwide, Inc. *	99	7,813
Quanta Services, Inc. *	133	4,569
		12,382
Computers - 0.15%
Lumentum Holdings, Inc. *	90	5,742
Nutanix, Inc. - Class A *	141	6,925
		12,667
Cosmetics - 0.08%
elf Beauty, Inc. *	344	6,663

Distribution & Wholesale - 0.05%
Watsco, Inc.	23	4,162

Engineering & Construction - 0.14%
Dycom Industries, Inc. *	65	6,996
TopBuild Corp. *	59	4,515
		11,511
Entertainment - 0.05%
IMAX Corp. - Canada *	227	4,358

Healthcare - Products - 0.36%
ABIOMED, Inc. *	45	13,095
CytoSorbents Corp. *	856	6,035
Nevro Corp. *	55	4,767
Novocure Ltd. *	305	6,649
		30,546
Healthcare - Services - 0.08%
Teladoc, Inc. *	158	6,367

Home Builders - 0.07%
Installed Building Products, Inc. *	94	5,645

Internet - 0.24%
Quotient Technology, Inc. *	285	3,733
Rapid7, Inc. *	329	8,413
RingCentral, Inc. - Class A *	126	8,001
		20,147
Media - 0.13%
World Wrestling Entertainment, Inc. - Class A	298	10,731

Office Furnishings - 0.06%
Interface, Inc.	202	5,090

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCK - 8.08% (continued)	Shares	Fair Value

Pharmaceuticals - 0.39%
Corcept Therapeutics, Inc. *	293	$4,820
Immune Design Corp. *	349	1,152
Intra-Cellular Therapies, Inc. *	133	2,800
Nektar Therapeutics *	134	14,239
Neurocrine Biosciences, Inc. *	124	10,283
		33,294

Retail - 0.18%
Duluth Holdings, Inc. - Class B *	545	10,208
Five Below, Inc. *	66	4,840
		15,048
Savings & Loans - 0.06%
Sterling Bancorp	205	4,623

Semiconductors - 0.09%
Integrated Device Technology, Inc. *	180	5,501
MACOM Technology Solutions Holdings, Inc. *	124	2,058
		7,559
Software - 0.52%
Box, Inc. - Class A *	416	8,549
HubSpot, Inc. *	61	6,606
MobileIron, Inc. *	989	4,896
MuleSoft, Inc. - Class A *	231	10,159
New Relic, Inc. *	105	7,783
Twilio, Inc. - Class A *	154	5,880
		43,873
Telecommunications - 0.05%
LogMeIn, Inc.	39	4,506

Transportation - 0.05%
Navigator Holdings Ltd. - Britain *	389	4,571

TOTAL COMMON STOCK (Cost $638,886)		681,282

PREFERRED STOCK - 0.71%

Banks - 0.59%
Bank of America Corp., 6.20%	1,900	49,438

Diversified Financial Services - 0.12%
Legg Mason, Inc., 6.375%	400	10,520

TOTAL PREFERRED STOCK (Cost $60,843)		59,958

CLOSED-END FUNDS - 20.39%

Eaton Vance Limited Duration Income Fund	51,275	667,601
MFS Multimarket Income Trust	117,516	678,067
Royce Value Trust, Inc.	24,097	374,949
		1,720,617

TOTAL CLOSED-END FUNDS (Cost $1,795,086)		1,720,617

EXCHANGE-TRADED FUNDS - 40.47%

Debt Funds - 23.84%
iShares 20+ Year Treasury Bond ETF	6,800	828,920
iShares Floating Rate Bond ETF	19,700	1,003,321
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1	46
SPDR Bloomberg Barclays High Yield Bond ETF	5,000	179,250
		2,011,537

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 40.47% (continued)				Shares	Fair Value

Equity Funds - 16.63%
Consumer Discretionary Select Sector SPDR Fund				1,500	$151,935
Industrial Select Sector SPDR Fund				3,559	264,398
iShares MSCI ACWI ETF				2,250	161,325
SPDR S&P 500 ETF Trust				2,000	526,300
Technology Select Sector SPDR Fund				1,100	71,962
Utilities Select Sector SPDR Fund				4,500	227,385
					1,403,305

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,414,768)					3,414,842

BONDS & NOTES - 10.37%		Coupon %	Maturity	Principal Amount	Fair Value

Asset Backed Securities - 7.69%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11 ^		5.095	12/25/2033	$3,554	$3,660
Equity One Mortgage Pass-Through Trust 2003-4 ^		4.585	10/25/2034	18,883	18,730
Fremont Home Loan Trust 2005-B, 1 mo. LIBOR plus 0.71% ^		2.326	4/25/2035	68,038	68,270
GE Capital Mortgage Services, Inc. 1999-HE1 Trust		6.265	4/25/2029	1,715	1,605
GSAMP Trust 2005-SEA2, 1 mo. LIBOR plus 0.35% ^ +		1.971	1/25/2045	11,897	11,888
Option One Mortgage Loan Trust 2005-1, 1 mo. LIBOR plus 0.80% ^		2.421	2/25/2035	9,321	9,313
RAMP Series 2005-RS1 Trust		4.713	1/25/2035	5,287	5,291
RASC Series 2003-KS4 Trust ^		3.870	5/25/2033	9,612	9,675
RASC Series 2004-KS2 Trust ^		4.300	3/25/2034	2,809	2,811
Structured Asset Securities Corp. Mortgage Loan Trust 2006-AM1, 1 mo. LIBOR plus 0.34% ^		1.781	4/25/2036	117,664	117,239
Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF1, 1 mo. LIBOR plus 0.16% ^		1.961	2/25/2036	400,000	399,860
					648,342

Mortgage Backed Securities - 2.75%
Adjustable Rate Mortgage Trust 2005-5, 1 mo. LIBOR plus 0.28% ^		2.181	9/25/2035	54,809	54,579
Banc of America Funding 2006-2 Trust		5.750	3/25/2036	10,684	10,376
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX #		3.139	6/15/2045	145,108	145,295
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR2 ^		3.883	5/25/2035	987	990
WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust		4.750	11/25/2018	1,815	1,822
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust ^		4.383	9/25/2036	26,405	13,307
					226,369

TOTAL BONDS & NOTES (Cost $816,278)					874,711

PRIVATE INVESTMENT - 4.12%				Shares	Fair Value

Finance - 4.12%
Vemo Education, Inc. * > #				2,250,000	347,672

TOTAL PRIVATE INVESTMENT (Cost $300,000)					347,672

		Notional	Exercise
PUT OPTIONS PURCHASED - 0.08%	Contracts [1]	Amount	Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	20	$520,000	$260.00	4/20/2018	6,800

TOTAL PUT OPTIONS PURCHASED (Cost $11,820)					6,800

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SHORT-TERM INVESTMENT - 4.70%	Shares	Fair Value

Federated Government Obligations Fund - Institutional Shares, 1.24% @	396,696	$396,696

TOTAL SHORT-TERM INVESTMENT (Cost $396,696)		396,696

TOTAL INVESTMENTS (Cost $7,434,377) - 88.92%		7,502,578

OPTIONS WRITTEN (Proceeds $10,180) - (0.11%) (d)		(9,060)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 11.19%		944,498

NET ASSETS - 100%		8,438,016

* Non-income producing security.
^	Variable or step coupon security - Interest rate shown represents the rate on March 31, 2018.
+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2018, these securities amounted to $249,165 or 0.20% of net assets.
>	The value has been determined under the policies of the Board of Trustees. The value of such securities is $584,949 or 6.92% of net assets.
#	All or a portion of the security is segregated as collateral for securities sold short and call options written.
@	Rate shown represents the 7-day yield at March 31, 2018, is subject to change and resets daily.

ETF - Exchange Traded Fund
LP - Limited Partnership
Ltd. - Limited

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

SCHEDULE OF WRITTEN OPTIONS

March 31, 2018 (Unaudited)

OPTIONS WRITTEN - (0.11)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.08%)	Contracts [1]	Amount	Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	20	$532,000	$266.00	4/20/2018	$6,500

TOTAL CALL OPTIONS WRITTEN (Proceeds $4,860)					6,500

PUT OPTIONS WRITTEN - (0.03%)

SPDR S&P 500 ETF Trust	20	$500,000	$250.00	4/20/2018	2,560

TOTAL PUT OPTIONS WRITTEN (Proceeds $5,320)					2,560

TOTAL OPTIONS WRITTEN (Proceeds $10,180)					$9,060

1 Each option contract is equivalent to 100 shares of the underlying ETF.  All options are non-income producing.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

STATEMENT OF ASSET AND LIABILITIES

March 31, 2018 (Unaudited)

Assets:
Investments, at value	$7,502,578
Deposits at broker	886,559
Due from adviser	15,248
Receivables:
Interest	1,012
Dividends	2,930
Investment securities sold	10,180
Prepaid expenses	53,289
Total assets	8,471,796

Liabilities:
Options written, at value	9,060
Payables:
Investment securities purchased	11,820
Fund shares redeemed	3,030
Accrued distribution (12b-1) fees	878
Due to administrator	619
Accrued Trustee fees	612
Accrued expenses	7,761
Total liabilities	33,780
Net Assets	$8,438,016

Sources of Net Assets:
Paid-in capital	$9,982,440
Accumulated net investment loss	(19,807)
Accumulated net realized loss on investments and options	(1,593,938)
Net unrealized appreciation on investment and options	69,321
Total Net Assets (Unlimited shares of beneficial interest authorized)	$8,438,016

Total Investments, at cost	$7,434,377
Proceeds from options written	$10,180

Investor Class Shares:
Net assets	$8,438,016
Shares Outstanding (Unlimited shares of beneficial interest authorized)	1,011,887
Net Asset Value, Offering and Redemption Price Per Share	$8.34

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

STATEMENT OF OPERATIONS

March 31, 2018 (Unaudited)

For the Six Month
Period Ended
March 31, 2018
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $0)	$151,053
Interest	13,709
Total investment income	164,762

Expenses:
Management fees (Note 6)	66,807
Distribution (12b-1) fees - Investor Class	16,702
Legal fees	27,693
Accounting and transfer agent fees and expenses	19,719
Registration and filing fees	10,375
Pricing fees	8,920
Prior administrator fees	8,918
Audit fees	7,581
Miscellaneous	6,582
Trustee fees and expenses	5,994
Custodian fees	3,677
Reports to shareholders	2,611
Insurance	361
Dealer network fees	33
Interest expense	5
Total expenses	185,978
Less: fees waived and expenses reimbursed	(35,644)
Net expenses	150,334

Net investment income	14,428

Realized and unrealized gain (loss):
Net realized gain on:
Unaffiliated investments	215,695
Options purchased	22,427
Options written	3,525
Net realized gain on investments and options	241,647

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(38,979)
Options purchased	(5,020)
Options written	1,120
Net change in unrealized depreciation on investments and options	(42,879)

Net gain on investments and options	198,768

Net increase in net assets resulting from operations	$213,196

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

March 31, 2018 (Unaudited)

	For the Six Month	For the
	Period Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$14,428	$50,332
Net realized gain (loss) on investments and options	241,647	(8,786)
Distributions of capital gains from underlying investments	—	2,206
Net unrealized depreciation on investments and options	(42,879)	(11,264)
Net increase in net assets resulting from operations	213,196	32,488

Distributions to shareholders from:
Net investment income - Investor Class	(18,527)	(139,442)
Total distributions	(18,527)	(139,442)

Capital share transactions:
Proceeds from shares sold:
Investor Class	12,700,347	2,577,764
Net asset value of shares issued in reinvestment of distributions:
Investor Class	12,755	26,378
Payments for shares redeemed:
Investor Class	(12,318,081)	(1,340,102)
Increase in net assets from capital share transactions	395,021	1,264,040

Increase in net assets	589,690	1,157,086

Net Assets:
Beginning of period	7,848,326	6,691,240

End of period	$8,438,016	$7,848,326
Accumulated net investment loss	$(19,807)	$(15,708)

Share activity:
Investor Class:
Shares sold	1,517,843	313,485
Shares reinvested	1,509	3,209
Shares redeemed	(1,454,484)	(162,386)
Net increase in shares of beneficial interest	64,868	154,308

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

FINANCIAL HIGHLIGHTS

March 31, 2018 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A
	For the Six Month		For the		For the	For the	For the	For the
	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30, 2017		September 30, 2016	September 30, 2015	September 30, 2014 (f)	September 30, 2013
	(Unaudited)

Net Asset Value, Beginning of Period	$8.29		$8.44		$8.47	$8.84	$9.04	$9.65

Investment Operations:
Net investment income (a)	0.02		0.06		0.10	0.11	0.23	0.33
Net realized and unrealized gain (loss) on investments and options	0.04		(0.04)		0.04	(0.35)	0.01 (g)	(0.52)
Total from investment operations	0.06		0.02		0.14	(0.24)	0.24	(0.19)

Distributions:
From net investment income	(0.01)		(0.17)		(0.17)	(0.13)	(0.44)	(0.42)
Total distributions	(0.01)		(0.17)		(0.17)	(0.13)	(0.44)	(0.42)

Paid in capital from redemption fees	—		—		—	—	—	0.00 (e)

Net Asset Value, End of Period	$8.34		$8.29		$8.44	$8.47	$8.84	$9.04

Total Return (b)	0.00	%(i)	0.32	%(h)	1.76%	(2.81)%	2.65%	(2.07)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,438		$7,848		$6,691	$8,211	$16,479	$3,536

Ratios of expenses to average net assets (c):
Before fees waived and expenses reimbursed	2.78	%(j)	4.25%		3.67%	4.34%	4.01%	4.16%
After fees waived and expenses reimbursed	2.25	%(j)	2.25%		2.27%	3.33%	2.93%	3.11%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (c):
Before fees waived and expenses reimbursed	0.00	%(j)	4.24%		3.65%	3.26%	3.26%	3.38%
After fees waived and expenses reimbursed	0.00	%(j)	2.25%		2.25%	2.25%	2.18%	2.32%

Ratios of net investment income to average net assets (c) (d)	0.21	%(j)	0.76%		1.20%	1.21%	2.58%	3.52%

Portfolio turnover rate	168.41	%(i)	268%		162%	999%	1125%	2154%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Amount is less than $0.01.
(f)	On January 27, 2014, Class A, Class C and Class R shares were exchanged for shares of Class Y which was renamed Investor Class shares.
(g)	The net realized and unrealized gain on investments per share does not accord with the net of the amounts reported in the statement of operations due to the timing of purchases and redemptions of the Fund shares during the period.
(h)	As a result of a trade error, Crow Point Alternative Income Fund experienced a loss of $3,364 for the year ended September 30, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(i)	Not annualized
(j)	Annualized

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1.            ORGANIZATION

The Crow Point Alternative Income Fund (the “Fund”) was organized on October 6, 2017 as a diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is to seek to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation. The Fund’s investment adviser is Crow Point Partners, LLC (the “Adviser”). The Fund offers one class of shares, Investor Class shares.

Effective as of the close of business on October 6, 2017, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the 360 Fund’s Crow Point Alternative Income Fund (the “New Fund”) received all the assets and liabilities of the Northern Lights Fund Trust’s (the “Former Trust”) Crow Point Alternative Income Fund (the “Predecessor Fund”). The shareholders of the Predecessor Fund received shares of the New Fund with aggregate net asset values equal to the aggregate net asset values of their shares in the Predecessor Fund immediately prior to the Reorganization. The Predecessor Fund’s investment objectives, policies and limitations were substantially identical to those of the New Fund, which had no operations prior to the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the Reorganization is reflected in the financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the New Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America (“GAAP”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)            Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

c)          Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), including exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in a Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d)             Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

e)            Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and during the six month period ended March 31, 2018, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended March 31, 2018, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six month period ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

f)          Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

g)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)         Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

3.            SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, ETFs, closed-end funds and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

3.           SECURITIES VALUATIONS (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2018.

Financial Instruments – Assets
Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$444,005	$237,277	$—	$681,282
Closed-End Funds (2)	1,720,617	—	—	1,720,617
Exchange-Traded Funds (2)	3,414,842	—	—	3,414,842
Preferred Stock	59,958	—	—	59,958
Bonds & Notes	—	874,711	—	874,711
Private Investment	—	347,672	—	347,672
Put Options	6,800	—	—	6,800
Short-Term Investments	396,696	—	—	396,696
Total Assets	$6,042,918	$1,459,660	$—	$7,502,578

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

3. SECURITIES VALUATIONS (continued)

Financial Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$6,500	$—	$—	$6,500

Put Options Written	2,560	—	—	2,560

Total Liabilities	$9,060	$—	$—	$9,060

(1)       As of and during the six month period ended March 31, 2018, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)       For a detailed break-out of common stock, closed-end funds, ETFs and preferred stock by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the six month period ended March 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

4.           DERIVATIVES TRANSACTIONS

As of March 31, 2018, portfolio securities valued at $1,337,934 were held in escrow by the custodian as collateral for options written by the Fund.

As of March 31, 2018, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$6,800	$6,800
Total Assets		$6,800	$6,800

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$6,500	$6,500
Put options written	Options written, at value	2,560	2,560
Total Liabilities		$9,060	$9,060

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the six month period ended March 31, 2018, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(5,020)	$(5,020)
Call options written	Options written	(1,640)	(1,640)
Put options written	Options written	2,760	2,760
		$(3,900)	$(3,900)

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

4.          DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$22,427	$22,427
Call options written	Options written	9,071	9,071
Put options written	Options written	(5,546)	(5,546)
		$25,952	$25,952

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following tables present the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2018.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Contracts Purchased	$6,800	(1)	$—	$6,800	(1)	$6,800	(2)	$—	$—
Total	$6,800	(1)	$—	$6,800	(1)	$6,800	(2)	$—	$—

Liabilities:			Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Contracts Written	$9,060	(3)	$—	$9,060	(3)	$9,060	(2)	$—	$—
Total	$9,060	(3)	$—	$9,060	(3)	$9,060	(2)	$—	$—

(1) Purchased options at value as presented in the Fund’s Schedule of Purchased Options.

(2) The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.

(3) Written options at value as presented in the Fund’s Schedule of Written Options.

5.           INVESTMENT TRANSACTIONS

For the six month period ended March 31, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 19,570,329	$ 19,978,194

There were no Government securities purchased or sold during the period.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

6.           ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Reorganization on October 6, 2017, the Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Prior to the Reorganization, the Former Trust was party to an advisory agreement (the “Former Agreement”) with the Adviser, pursuant to which the Adviser served as investment adviser to the Predecessor Fund. Pursuant to the Former Agreement between the Adviser and the Former Trust, on behalf of the Former Fund, the Adviser, under the oversight of the Former Board of Trustees, directed the daily operations of the Fund and supervised the performance of administrative and professional services provided by others.

Under the terms of the Advisory Agreement with the New Fund and the Former Agreement with the Former Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the six month period ended March 31, 2018, the Adviser earned $66,807 of management fees.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 2.25% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser.

Also prior to the Reorganization, the Adviser had contractually agreed to reduce its fees and/or absorb expenses of the Former Fund, through at least January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 2.25% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits.

For the six month period ended March 31, 2018, the Adviser waived advisory fees of $35,644 and reimbursed expenses of $0.

Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Expense waivers and reimbursements made by the Predecessor Fund were also subject to possible recoupment from the Predecessor Fund under the same terms. As of March 31, 2018, the total amount of expenses waived/reimbursed subject to recapture, pursuant to the waiver agreements was $414,385, of which $138,516 will expire on September 30, 2018, $109,295 will expire on September 30, 2019, $138,516 will expire on September 30, 2020 and $35,644 will expire on September 30, 2021.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

6.           ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to the Reorganization, the Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the period from October 7, 2017 through March 31, 2018, M3Sixty earned $19,719, including out of pocket expenses with $619 remaining payable at March 31, 2018.

Certain officers of the Fund are also employees or officers of M3Sixty.

Prior to the Reorganization, Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Predecessor Distributor”), provided administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Predecessor Fund paid GFS customary fees for providing administration, fund accounting and transfer agency services to the Predecessor Fund.

Pursuant to the Reorganization, Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of the New Fund’s shares for the purpose of facilitating the registration of shares of the New Fund under state securities laws and to assist in sales of the New Fund’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the New Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the New Fund’s shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

Prior to the Reorganization, the Predecessor Distributor served as the principal underwriter and national distributor for shares of the Predecessor Fund. The Predecessor Distributor was obligated to sell the shares of the Predecessor Fund on a best efforts basis only against purchase orders for the shares. Shares of the Predecessor Fund were offered to the public on a continuous basis.

Pursuant to the Reorganization, the New Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Investor Class shares. Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing New Fund shares. The New Fund may expend up to 0.25% for Investor Class shares of the New Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the New Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plan took effect October 7, 2017. For the period from October 7, 2017 through March 31, 2018, the New Fund accrued $16,378 in 12b-1 expenses attributable to Investor Class shares.

Prior to the Reorganization, the Predecessor Trust had adopted a Master Distribution and Shareholder Servicing Plan (the “Predecessor Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Predecessor Plan, the Predecessor Fund paid 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. During the period from October 1, 2017 through October 6, 2017, pursuant to the Predecessor Plan, Investor Class shares paid $324.

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the six month period ended March 31, 2018 and during the fiscal year ended September 30, 2017 was as follows:

	Six Month Period Ended March 31, 2018	Fiscal Year Ended September 30, 2017
Ordinary Income	$18,527	$139,442
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$18,527	$139,442

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at September 30, 2017, the Fund’s most recent fiscal year end, was as follows:

Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciatiion/ (Depreciation)	Total Distributable Earnings/(Deficit)
$—	$(42,176)	$(1,787,262)	$(15,603)	$105,948	$(1,739,093)

The difference between the book basis and tax basis for unrealized appreciation, accumulated net investment loss and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for trust preferred securities. The difference between book basis and tax basis accumulated net investment loss is primarily attributable to the unamortized portion of organization expenses for tax purposes and represents the other book/tax differences.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $42,176.

At September 30, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$1,758,496	$28,766	$1,787,262

Permanent book and tax differences, primarily attributable to tax adjustments for paydowns, trust preferred investments, partnership investments, and grantor trust investments, and the reclassification of Fund distributions for tax purposes, resulted in reclassification for the year ended September 30, 2017 as follows:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(236)	$(11,790)	$11,544

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$7,435,272	$227,711	$(160,405)	$67,306

The difference between book basis and tax basis unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for trust preferred securities.

19

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2018, Charles Schwab & Co. held approximately 46% and the Bryn Mawr Trust Co. held approximately 33% of the voting securities of Crow Point Alternative Income Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. and the Bryn Mawr Trust Co. are also owned beneficially.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

ADDITIONAL INFORMATION

March 31, 2018 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $18,527 of ordinary income during the six month period ended March 31, 2018.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$1,150	None	None	$1,150
Thomas Krausz	$1,150	None	None	$1,150
Tom M. Wirtshafter	$1,150	None	None	$1,150
Gary DiCenzo	$1,150	None	None	$1,150
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers twelve (12) series of shares.

2 Figures are for the six month period ended March 31, 2018.

21

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

INFORMATION ABOUT YOUR FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 09/01/17 through 03/31/18

	Beginning Account Value (09/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Investor Class (+0.72%)	$1,000.00	2.25%	$1,007.20	$11.26
Hypothetical 5% Return
Investor Class	$1,000.00	2.25%	$1,013.70	$11.30

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

22

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

INFORMATION ABOUT YOUR FUND’S EXPENSES – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 6, 2017 for the Fund were as follows:
Crow Point Alternative Income Fund Investor Class, gross of fee waivers or expense reimbursements	4.60%
Crow Point Alternative Income Fund Investor Class, after waiver and reimbursement*	2.60%

Crow Point Partners, LLC (the “Adviser”), the Fund’s adviser, has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 2.25% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. Total Gross Operating Expenses during the six month period ended March 31, 2018 were 2.78% for the Crow Point Alternative Income Fund Investor Class. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the six month period ended March 31, 2018.

23

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

Approval of the Advisory Agreements for the Crow Point Alternative Income Fund,
the EAS Crow Point Alternatives Fund and the Crow Point Defined Risk Global Equity Fund – (Unaudited)

Special Note: Although this Annual Report pertains to only one of the mutual funds advised by Crow Point Partners, LLC (“Crow Point”), the following disclosure relates to the most recent investment advisory agreement approval of the mutual funds within the Trust advised by Crow Point. The financial reports for the other Crow Point-advised mutual funds that are not contained herein are available by contacting the Trust.

At a meeting held on July 13, 2017, the Board of Trustees (the “Board”) considered the approval of the proposed Investment Advisory Agreements (the “Agreements”) between the Trust, on behalf of each of the Crow Point Alternative Income Fund (the “CP Income Fund”), the EAS Crow Point Alternatives Fund (the “EAS Alternatives Fund”) and the Crow Point Defined Risk Global Equity Income Fund (the “Crow Point Equity Income Fund, together with the CP Income Fund and the EAS Alternatives Funds, the “New Series”), and Crow Point.

The Board then reflected on its discussions with the representative from Crow Point regarding the proposed Advisory Agreements, the expense limitation agreement and the manner in which the New Series are to be managed. The Board reflected on the fact that the New Series have, to date, been operating in other trusts (the “Predecessor Funds”), and the Board considered the operations of the Predecessor Funds and Crow Point’s services to the Predecessor Funds. Counsel referred the Board to the materials for the meeting, which included, among other things, a memorandum from Counsel addressing the duties of the Trustees regarding the approval of the proposed Advisory Agreements, a request letter from Counsel to Crow Point and Crow Point’s responses to that request letter, a copy of Crow Point’s financial information, a fee comparison analysis for the New Series and comparable mutual funds and the proposed Advisory Agreements and expense limitation agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreements and expense limitation agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreements, including: (i) the nature, extent and quality of the services to be provided by Crow Point; (ii) the investment performance of the New Series (and the Predecessor Funds); (iii) the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the New Series; (iv) the extent to which economies of scale would be realized if the New Series grow and whether advisory fee levels reflect those economies of scale for the benefit of the New Series’ investors; and (v) Crow Point’s practices regarding possible conflicts of interest and other benefits derived by Crow Point.

The Board had requested and received various informational materials including, without limitation: (i) documents containing information about Crow Point, including financial information, a description of personnel and the services provided to the New Series, information on investment advice, performance, summaries of New Series’ expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the New Series; (iii) the anticipated effect of size on the New Series’ performance and expenses; and (iv) benefits to be realized by Crow Pont from its relationship with the New Series. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

(1)       The nature, extent, and quality of the services to be provided by Crow Point.

In this regard, the Board considered the responsibilities Crow Point would have under the Advisory Agreements. The Board reviewed the services to be provided by Crow Point to the New Series (and those that had been provided to the Predecessor Funds) including, without limitation: Crow Point’s procedures for formulating investment recommendations and assuring compliance with the New Series’ investment objectives and limitations; Crow Point’s coordination of services for the New Series among the New Series’ service providers; and the anticipated efforts to promote the New Series, grow their assets and assist in the distribution of New Series’ shares. The Board also considered the services provided by Crow Point to the Predecessor Funds, as well as those anticipated to be provided to the new Series. The Board considered: Crow Point’s staffing, personnel and methods of operating; the education and experience of Crow Point’s personnel; and Crow Point’s compliance program, policies and procedures. After reviewing the foregoing and further information from Crow Point, the Board concluded that the quality, extent and nature of the services to be provided by Crow Point were satisfactory and adequate for the New Series.

24

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

Approval of the Advisory Agreements for the Crow Point Alternative Income Fund,

the EAS Crow Point Alternatives Fund and the Crow Point Defined Risk Global Equity Fund – (Unaudited) (continued)

(2)       Investment performance of the New Series and Crow Point.

The Board noted that although New Series have not yet commenced operations in the Trust and no investment performance was available, the performance of the Predecessor Funds was relevant. The Board compared the performance of each Predecessor Fund for various periods during the Predecessor Fund’s existence with the performance of its respective benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of Crow Point’s management of each Predecessor Fund with its investment objectives and policies.

The Board noted that the predecessor to the CP Income Fund underperformed its category mean and median for the 1-, 3- and 5-year periods ended March 31, 2017, but was within the range for the category that was considered. The Board also noted that in comparison to HFRX Absolute Return Index, for the period ended December 31, 2016, the CP Income Fund had outperformed for the one-year period but underperformed on a since inception basis. The Board considered Crow Point’s rationale for lagging the category mean and median, as well as for its performance relative to the benchmark index, and it determined that the foregoing was acceptable. The Board determined that the new cost structure for the CP Income Fund would hopefully create less drag on performance and therefore help returns.

The Board noted that the predecessor to the EAS Alternatives Fund underperformed its category mean and median for the 1-, 3- and 5-year periods ended March 31, 2017, but was within the range for the category that was considered. The Board also considered Crow Point’s representation that on a year to date basis, the EAS Alternatives Fund was performing in the 14th percentile of its category. The Board considered Crow Point’s rationale for lagging the category averages, it recent improved performance as represented by Crow Point, Crow Point’s views on the categorization by Morningstar, and it determined that the foregoing was acceptable. The Board determined that the new cost structure for the CP Income Fund would hopefully create less drag on performance and therefore help returns.

The Board noted that the predecessor to the CP Equity Income Fund underperformed its category mean and median for the 1- and 3-year periods ended March 31, 2017, but was within the range for the category that was considered. The Board also noted that in comparison to its benchmark indices, for the period ended December 31, 2016, the CP Equity Income Fund had underperformed for the one year and since inception periods. The Board determined that the new cost structure for the CP Equity Income Fund would hopefully create less drag on performance and therefore help returns.

The Board then noted that Crow Point does not have any separately managed accounts that have similar strategies as the New Series. Based on these considerations, the Board determined that the performance of each of the New Series (i.e., the Predecessor Funds) was acceptable.

(3)       The costs of the services to be provided and profits to be realized by Crow Point from the relationship with the New Series.

In considering the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the New Series, the Trustees considered: Crow Point’s staffing, personnel and methods of operating; the financial condition of Crow Point and the level of commitment to the New Series by Crow Point and its principals; the expected asset levels of the New Series; and the projected overall expenses of the New Series. The Trustees considered financial statements of Crow Point and discussed the financial stability and productivity of the firm. The Trustees noted that Crow Point was profitable. The Trustees considered the fees and expenses of the New Series and those of the Predecessor Funds (including the management fees) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management and its size, among other factors. The Trustees noted that the management fee for each of the New Series was above, but not significantly in the Board’s view, that of the category mean and median; the Board also noted that the management fees were within the range for the categories that were considered. The Board also considered Crow Points Policy to proportionally waive any management fees for one of the New Series to the extent any of the New Series were to invest in the other New Series. Notwithstanding the fee levels of the New Series relative to the category means and medians, the Trustees determined that in light of the services to be provided by Crow Point to the New Series, the management fees were fair and reasonable and could have been negotiated at arms-length light of all the surrounding circumstances.

25

SEMI-ANNUAL REPORT

Crow Point Alternative Income Fund

Approval of the Advisory Agreements for the Crow Point Alternative Income Fund,

the EAS Crow Point Alternatives Fund and the Crow Point Defined Risk Global Equity Fund – (Unaudited) (continued)

(4)       The extent to which economies of scale would be realized as the New Series grow and whether advisory fee levels reflect these economies of scale for the benefit of the New Series’ investors.

In this regard, the Board considered the New Series’ fee arrangements with Crow Point. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the New Series would benefit from the expense limitation arrangement in place for the New Series. The Trustees expressed the view that benefits associated with the expense limitation arrangements were more valuable to shareholders while assets were at lower levels than breakpoints in that each dollar invested benefits from Crow Point’s commitment to contain costs, whereas breakpoint structures typically require a fund to reach significant asset levels in order to realize lower costs. The Trustees also noted that the New Series would benefit from economies of scale under its agreements with some of its service providers other than Crow Point, which they noted that Crow Point had been involved in negotiating the arrangements for the New Series. The Trustees noted that Crow Point did not have separately managed accounts with similar strategies as the New Series. Following further discussion of the New Series’ expected asset levels, expectations for growth and levels of fees, the Board determined that the New Series’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)       Possible conflicts of interest and benefits derived by Crow Point.

In considering Crow Point’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the New Series; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the New Series and/or Crow Point’s other accounts; and the substance and administration of Crow Point’s code of ethics. It was noted in the materials provided by Crow Point stated that Crow Point has no affiliates. Based on the foregoing, the Board determined that Crow Point’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Crow Point specified no benefits or detriments, other than receipt of advisory fees, in managing the assets of the New Series.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreements with respect to each of the New Series was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements with respect to each of the New Series.

26

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

25 Recreation Drive

Suite 206

Hingham, MA 02043

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open end management investment company.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott

By Randy Linscott
Principal Executive Officer,
Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott

By Randy Linscott
Principal Executive Officer,
Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson

By Justin Thompson
Principal Financial Officer
Date: June 6, 2018